Condensed Schedule of Investments Open Contract (USD $)	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Investments [Line Items]
% of Partners' Capital (Net Asset Value)			54.75%		55.95%
Futures Contracts
Schedule of Investments [Line Items]
Fair Value	$ 301,899		$ 1,166,626		$ 976,962
% of Partners' Capital (Net Asset Value)	1.20%		3.48%		1.95%
Forward Contracts
Schedule of Investments [Line Items]
Fair Value	(129,502)		5,443		48,214
% of Partners' Capital (Net Asset Value)	(0.51%)		0.02%		0.10%
U.S. futures contracts
Schedule of Investments [Line Items]
Fair Value	196,005		708,231		259,582
% of Partners' Capital (Net Asset Value)	0.78%		2.11%		0.52%
U.S. futures contracts | Long U.S. Futures Contracts
Schedule of Investments [Line Items]
Fair Value	(540,688)		413,196		128,183
% of Partners' Capital (Net Asset Value)	(2.14%)		1.23%		0.26%
U.S. futures contracts | Long U.S. Futures Contracts | Currencies
Schedule of Investments [Line Items]
Fair Value	(71,130)		86,494
% of Partners' Capital (Net Asset Value)	(0.28%)		0.26%
U.S. futures contracts | Long U.S. Futures Contracts | Agricultural commodities
Schedule of Investments [Line Items]
Fair Value	(166,416)		(4,198)		(13,337)
% of Partners' Capital (Net Asset Value)	(0.66%)		(0.03%)		(0.03%)
U.S. futures contracts | Long U.S. Futures Contracts | Currencies
Schedule of Investments [Line Items]
Fair Value			86,494		72,972
% of Partners' Capital (Net Asset Value)			0.26%		0.15%
U.S. futures contracts | Long U.S. Futures Contracts | Energy
Schedule of Investments [Line Items]
Fair Value	(966)		5,420		57,491
% of Partners' Capital (Net Asset Value)	0.00%		0.02%		0.11%
U.S. futures contracts | Long U.S. Futures Contracts | Equity indices
Schedule of Investments [Line Items]
Fair Value	(80,823)		220,650		42,112
% of Partners' Capital (Net Asset Value)	(0.32%)		0.66%		0.09%
U.S. futures contracts | Long U.S. Futures Contracts | Interest rate instruments
Schedule of Investments [Line Items]
Fair Value	(94,910)		(10,989)		(31,978)
% of Partners' Capital (Net Asset Value)	(0.38%)		(0.03%)		(0.06%)
U.S. futures contracts | Long U.S. Futures Contracts | Metals
Schedule of Investments [Line Items]
Fair Value	(126,443)		115,819		923
% of Partners' Capital (Net Asset Value)	(0.50%)		0.35%		0.00%
U.S. futures contracts | Short U.S. Futures Contracts
Schedule of Investments [Line Items]
Fair Value	736,693		295,035		131,399
% of Partners' Capital (Net Asset Value)	2.92%		0.88%		0.26%
U.S. futures contracts | Short U.S. Futures Contracts | Agricultural commodities
Schedule of Investments [Line Items]
Fair Value	53,755		176,548		288,921
% of Partners' Capital (Net Asset Value)	0.22%		0.54%		0.58%
U.S. futures contracts | Short U.S. Futures Contracts | Currencies
Schedule of Investments [Line Items]
Fair Value	310,208		192,279		145,952
% of Partners' Capital (Net Asset Value)	1.23%		0.57%		0.29%
U.S. futures contracts | Short U.S. Futures Contracts | Energy
Schedule of Investments [Line Items]
Fair Value	106,639		(8,832)		(42,018)
% of Partners' Capital (Net Asset Value)	0.42%		(0.03%)		(0.09%)
U.S. futures contracts | Short U.S. Futures Contracts | Equity indices
Schedule of Investments [Line Items]
Fair Value	21,678		1,095		(42,347)
% of Partners' Capital (Net Asset Value)	0.09%		0.00%		(0.08%)
U.S. futures contracts | Short U.S. Futures Contracts | Interest rate instruments
Schedule of Investments [Line Items]
Fair Value	(1,619)		37,027		(60,365)
% of Partners' Capital (Net Asset Value)	(0.01%)		0.11%		(0.12%)
U.S. futures contracts | Short U.S. Futures Contracts | Metals
Schedule of Investments [Line Items]
Fair Value	246,032		(103,082)		(158,744)
% of Partners' Capital (Net Asset Value)	0.97%		(0.31%)		(0.32%)
Foreign futures contracts
Schedule of Investments [Line Items]
Fair Value	105,894		458,395		717,380
% of Partners' Capital (Net Asset Value)	0.42%		1.37%		1.43%
Foreign futures contracts | Long Foreign Futures Contracts
Schedule of Investments [Line Items]
Fair Value	127,298		320,974		822,071
% of Partners' Capital (Net Asset Value)	0.50%		0.96%		1.64%
Foreign futures contracts | Long Foreign Futures Contracts | Agricultural commodities
Schedule of Investments [Line Items]
Fair Value	5,950		(822)		(2,440)
% of Partners' Capital (Net Asset Value)	0.02%		0.00%		0.00%
Foreign futures contracts | Long Foreign Futures Contracts | Currencies
Schedule of Investments [Line Items]
Fair Value	618		33,774		186,709
% of Partners' Capital (Net Asset Value)	0.00%		0.10%		0.37%
Foreign futures contracts | Long Foreign Futures Contracts | Equity indices
Schedule of Investments [Line Items]
Fair Value	(93,946)		395,105	[1]	465,922
% of Partners' Capital (Net Asset Value)	(0.37%)		1.18%	[1]	0.93%
Foreign futures contracts | Long Foreign Futures Contracts | Interest rate instruments
Schedule of Investments [Line Items]
Fair Value	214,676	[1]	(107,083)		171,880
% of Partners' Capital (Net Asset Value)	0.85%	[1]	(0.32%)		0.34%
Foreign futures contracts | Short Foreign Futures Contracts
Schedule of Investments [Line Items]
Fair Value	105,894		137,421		(104,691)
% of Partners' Capital (Net Asset Value)	0.42%		0.41%		(0.21%)
Foreign futures contracts | Short Foreign Futures Contracts | Agricultural commodities
Schedule of Investments [Line Items]
Fair Value	1,859		17,594		17,884
% of Partners' Capital (Net Asset Value)	0.02%		0.05%		0.04%
Foreign futures contracts | Short Foreign Futures Contracts | Currencies
Schedule of Investments [Line Items]
Fair Value	461
% of Partners' Capital (Net Asset Value)	0.00%
Foreign futures contracts | Short Foreign Futures Contracts | Equity indices
Schedule of Investments [Line Items]
Fair Value	543				(88,539)
% of Partners' Capital (Net Asset Value)	0.00%				(0.18%)
Foreign futures contracts | Short Foreign Futures Contracts | Interest rate instruments
Schedule of Investments [Line Items]
Fair Value	(24,267)		119,827		(34,036)
% of Partners' Capital (Net Asset Value)	(0.10%)		0.36%		(0.07%)
U.S. Forward Currency Contracts
Schedule of Investments [Line Items]
Fair Value					(43,978)
% of Partners' Capital (Net Asset Value)					(0.09%)
U.S. Forward Currency Contracts | Long U.S. Forward Contracts
Schedule of Investments [Line Items]
Fair Value					(43,894)
% of Partners' Capital (Net Asset Value)					(0.09%)
U.S. Forward Currency Contracts | Short U.S. Forward Contracts
Schedule of Investments [Line Items]
Fair Value					(84)
% of Partners' Capital (Net Asset Value)					0.00%
Foreign Forward Currency Contracts
Schedule of Investments [Line Items]
Fair Value	(129,502)		5,443		92,192
% of Partners' Capital (Net Asset Value)	(0.51%)		0.02%		0.18%
Foreign Forward Currency Contracts | Long Foreign Forward Contracts
Schedule of Investments [Line Items]
Fair Value	20,236		(5,969)		128,635
% of Partners' Capital (Net Asset Value)	0.08%		(0.01%)		0.25%
Foreign Forward Currency Contracts | Short Foreign Forward Contracts
Schedule of Investments [Line Items]
Fair Value	$ (149,738)		$ 11,412		$ (36,443)
% of Partners' Capital (Net Asset Value)	(0.59%)		0.03%		(0.07%)

[1]	No individual futures or forward currency contract position constituted one percent or greater of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.